NMZ
Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 136.7% (94.5% of Total Investments)
	MUNICIPAL BONDS – 135.9% (93.9% of Total Investments)
	Alabama – 1.8% (1.2% of Total Investments)
$182	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 0.000%, 9/01/37, 144A (4)	3/20 at 100.00	N/R	$2
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	700,000
213	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	148,646
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	3/20 at 100.00	B1	1,012,540
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	2,176,180
10,765	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B3	12,087,050
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 0.000%, 10/01/38 – AGM Insured (5)	10/23 at 105.00	BB+	992,170
2,260	Tuscaloosa County Industrial Development Authority, Florida, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	2,562,975
18,420	Total Alabama			19,679,563
	Arizona – 2.8% (1.9% of Total Investments)
5,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A, 6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	5,417,750
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Christian University Project, Series 2019A:
400	5.500%, 10/01/40, 144A	10/26 at 103.00	N/R	407,772
800	5.625%, 10/01/49, 144A	10/26 at 103.00	N/R	813,944
500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A, 5.000%, 7/01/54, 144A	7/24 at 101.00	N/R	518,455
1,000	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	1,077,750
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,018,840
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337, 15.201%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	3,913,140

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$440	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	$449,297
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%, 5/01/44	5/24 at 100.00	N/R	1,113,180
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2013:
500	6.000%, 7/01/33	7/20 at 102.00	BB-	512,060
1,000	6.000%, 7/01/48	7/20 at 102.00	BB-	1,011,030
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 6.875%, 7/01/34	7/20 at 102.00	BB-	102,856
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
245	5.250%, 7/01/36	7/26 at 100.00	BB-	247,004
400	5.375%, 7/01/46	7/26 at 100.00	BB-	389,224
475	5.500%, 7/01/51	7/26 at 100.00	BB-	466,944
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,018,970
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	2,316,780
365	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	366,464
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	102,052
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	2,500,175
885	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured	3/20 at 100.00	BBB-	886,407
1,485	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB-	1,617,477
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37, 144A	No Opt. Call	Ba3	3,585,650
945	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	4/20 at 100.00	N/R	929,606
27,640	Total Arizona			30,782,827
	Arkansas – 0.2% (0.1% of Total Investments)
2,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B	2,159,780
	California – 17.0% (11.7% of Total Investments)
18,875	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB) (6)	10/26 at 100.00	Baa2	22,474,463
2,205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38	3/20 at 100.00	B-	2,228,902

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation - Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	$1,038,230
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
1,250	15.801%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	1,649,950
1,875	16.799%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	2,508,038
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
5,165	5.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Baa2	6,200,066
22,115	5.000%, 8/15/47 (UB) (6)	8/27 at 100.00	Baa2	26,283,235
12,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	AA-	14,383,000
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	15.885%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	1,378,600
250	15.889%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	344,678
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,121,633
960	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (7)	992,448
500	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	582,150
7,430	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 4.000%, 7/01/42 (UB) (6)	7/27 at 100.00	BBB-	8,198,113
20,925	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 4.000%, 12/31/47 (AMT) (UB) (6)	6/28 at 100.00	BBB-	23,029,846
400	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27 (AMT), 144A (4)	No Opt. Call	N/R	120,000
3,795	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20 (4)	No Opt. Call	N/R	3,719,100
1,950	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (4)	6/20 at 102.00	N/R	39,000
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 16.514%, 3/01/40 – AGM Insured, 144A (IF) (6)	4/20 at 100.00	AA	1,319,006
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB-	906,776
1,000	5.500%, 12/01/54	12/24 at 100.00	BB-	1,130,030
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	7,908,338
500	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	565,195

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	$1,072,860
1,555	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,589,552
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A, 7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	558,005
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (8)	3/20 at 100.00	N/R	1,179,435
1,800	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47	3/20 at 100.00	N/R	1,803,600
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37	3/20 at 100.00	A+	2,005,560
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
2,000	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	2,348,820
2,000	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A+	2,332,160
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	3,699,220
2,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	2,788,345
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	5,241,250
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 15.179%, 6/01/45, 144A (IF) (6)	6/25 at 100.00	A+	1,431,272
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 19.341%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (6)	7/21 at 100.00	Aaa (7)	1,965,120
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	3/20 at 100.00	N/R	1,015,760
1,000	5.000%, 8/01/35 – AMBAC Insured	3/20 at 100.00	N/R	1,011,250
390	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.250%, 9/01/32	9/23 at 100.00	N/R	427,916
850	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los Angeles County Inc, Tender Option Bond Trust 2016-XL0022, 16.294%, 9/01/42, 144A (IF) (6)	9/21 at 100.00	Aa3	1,068,314
1,825	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 15.731%, 5/15/40, 144A (IF) (6)	5/20 at 100.00	AA	1,909,808
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,092,710

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
$1,000	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	$1,091,280
1,500	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,648,020
500	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	546,510
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (7)	361,271
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
200	5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	206,656
1,000	6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	1,038,360
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.750%, 10/01/30	10/21 at 100.00	A	1,314,888
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
750	16.432%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA-	1,706,250
2,015	16.222%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA-	5,189,008
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,071,619
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,111,640
4,095	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	2,411,914
960	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43	9/23 at 100.00	N/R	1,067,933
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	1,061,840
1,065	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,163,896
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	2/20 at 100.00	B-	1,910,695
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	719,758
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 15.830%, 5/15/39, 144A (IF) (6)	5/23 at 100.00	AA	1,867,150
167,060	Total California			188,150,442
	Colorado – 6.9% (4.8% of Total Investments)
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	521,165
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	508,525

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28	3/20 at 100.00	BB+	$751,950
2,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	2,303,737
560	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	599,222
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	2,837,925
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	1,042,180
4,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	5,471,680
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/32 (UB) (6)	12/22 at 100.00	A+	1,400,611
518	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 3/01/20 (4), (8)	No Opt. Call	N/R	5
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
5,045	6.750%, 4/01/27 (AMT) (4), (8)	No Opt. Call	N/R	855,430
2,224	6.875%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	360,911
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	2,315,860
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27 (4)	3/20 at 100.00	N/R	600,000
1,500	5.450%, 12/01/34	3/20 at 100.00	N/R	900,000
1,000	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	1,087,050
1,000	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/38	12/23 at 103.00	N/R	1,066,920
10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 4.000%, 12/01/48 (AMT) (UB) (6)	12/28 at 100.00	A	11,161,400
500	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	517,630
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	1,750,160
708	Erie Highlands Metropolitan District No 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	730,946
834	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	835,901
1,000	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	976,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
$1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	$1,066,550
2,080	6.000%, 12/01/38	12/24 at 100.00	N/R	2,212,891
500	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	516,765
1,989	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (4)	3/20 at 100.00	N/R	1,948,504
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	2,105,740
890	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	3/20 at 100.00	N/R	890,498
993	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	1,063,265
305	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinated Limited Tax Convertible to Unlimited Tax Series 2016B, 8.000%, 12/15/46	12/21 at 103.00	N/R	319,869
2,000	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	2,058,240
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
675	5.250%, 12/01/36	12/21 at 103.00	N/R	696,101
1,265	5.375%, 12/01/46	12/21 at 103.00	N/R	1,304,923
2,810	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	3/20 at 100.00	N/R	2,804,717
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	529,365
500	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	531,455
1,250	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,262,300
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	525,935
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	522,535
500	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	518,235
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006, 6.125%, 12/01/35 (4)	3/20 at 100.00	N/R	2,000,000
535	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	536,027

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
$1,500	5.000%, 12/01/39	12/24 at 103.00	N/R	$1,580,265
2,500	5.000%, 12/01/49	12/24 at 103.00	N/R	2,591,550
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	517,550
1,000	Pinon Pines Metropolitan District No 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.375%, 12/01/46	12/21 at 103.00	N/R	1,021,840
1,080	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	1,133,201
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	1,019,830
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,017,610
500	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	517,950
500	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	511,690
1,000	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,063,650
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (4)	3/20 at 100.00	N/R	480,000
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	1,846,690
965	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	999,914
705	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	730,140
83,381	Total Colorado			77,041,323
	Connecticut – 0.4% (0.3% of Total Investments)
500	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	528,315
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	2,527,350
6,171	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	231,425
1,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	1,069,150
10,171	Total Connecticut			4,356,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware – 0.2% (0.2% of Total Investments)
$2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	$2,729,725
	District of Columbia – 0.6% (0.4% of Total Investments)
135	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	156,755
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011, 7.500%, 11/15/31	11/20 at 100.00	B-	1,010,910
	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
28	20.561%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	32,999
2,472	20.561%, 10/01/37, 144A (IF) (6)	4/21 at 100.00	Ba2	2,913,301
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	292,700
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fourth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	2,041,260
5,885	Total District of Columbia			6,447,925
	Florida – 12.5% (8.7% of Total Investments)
1,500	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46	11/21 at 100.00	N/R	1,512,120
1,810	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	1,870,816
1,735	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.375%, 5/01/45	5/25 at 100.00	N/R	1,797,685
995	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	1,070,331
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33	No Opt. Call	N/R	1,082,733
1,800	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,863,702
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc, Series 2000, 7.500%, 11/01/20 (AMT)	3/20 at 100.00	Caa1	700,567
1,435	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured	3/20 at 100.00	Baa2	1,477,003
1,000	Capital Trust Agency, Florida, Revenue Bonds, Palm Coast Senior Living Community Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	992,460
2,595	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	2,809,088
830	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	886,282
1,000	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017, 5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	1,053,470
1,000	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45	5/24 at 100.00	N/R	1,057,020

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49 (AMT), 144A	10/27 at 100.00	N/R	$552,500
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35, 144A (4)	5/24 at 100.00	N/R	1,880,000
900	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	3/20 at 100.00	N/R	900,000
2,665	Currents Community Development District, Collier County, Florida, Bond Anticipation Note, Series 2019, 4.500%, 11/01/20	10/20 at 100.00	N/R	2,665,613
800	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2013A, 7.000%, 5/01/33	5/23 at 100.00	N/R	901,904
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44	7/24 at 100.00	N/R	1,990,249
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	1,065,000
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	586,730
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014, 6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	990,050
655	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A, 5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	692,957
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A, 6.000%, 9/15/40	9/20 at 100.00	B+	1,017,150
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 7.625%, 6/15/41	6/21 at 100.00	B+	2,119,540
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	4,634,040
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
4,605	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	4/20 at 104.00	N/R	4,656,806
25,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	4/20 at 105.00	N/R	25,250,000
3,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	4/20 at 105.00	N/R	3,033,750
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
2,750	5.375%, 11/01/40	11/29 at 100.00	N/R	2,865,143
2,000	5.500%, 11/01/50	11/29 at 100.00	N/R	2,087,820
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	2,672,725
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,094,230
200	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	210,948
1,925	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	2,030,971

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$200	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39	11/29 at 100.00	N/R	$202,226
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.750%, 11/01/42	11/22 at 100.00	N/R	1,057,030
665	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/45	5/25 at 100.00	N/R	702,858
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.375%, 6/15/37	3/20 at 100.00	BB-	2,000,740
630	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	674,125
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	1,015,540
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	14,279,610
750	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	784,583
1,085	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017, 5.250%, 11/01/49	11/27 at 100.00	N/R	1,205,739
1,750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	1,855,700
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030, 14.555%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	Aa3 (7)	1,386,888
505	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/20 at 100.00	N/R	505,535
400	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	416,372
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	1,012,854
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	700,222
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,504,752
500	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	560,810
3,530	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	3/20 at 100.00	N/R	3,538,825
1,660	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	1,760,812
2,500	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016, 6.000%, 11/01/47	11/27 at 100.00	N/R	2,920,475
990	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45	11/25 at 100.00	N/R	1,054,142
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	1,350,626

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
$120	6.375%, 5/01/20 (4)	No Opt. Call	N/R	$1
1,360	6.650%, 5/01/40 (4)	3/20 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	3/20 at 100.00	N/R	28
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	3/20 at 100.00	N/R	3,274,744
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	3/20 at 100.00	N/R	1,653,056
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	3/20 at 100.00	N/R	25
2,000	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,280,040
3,820	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	4,354,876
500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	N/R	511,870
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,338,330
975	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45	11/24 at 100.00	N/R	1,047,989
139,190	Total Florida			139,022,840
	Georgia – 0.7% (0.5% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB	1,047,410
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB+	1,280,413
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%, 10/01/43	10/23 at 100.00	N/R	2,029,479
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	1,040,280
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
288	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	303,126
767	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	817,144
841	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	897,081
7,026	Total Georgia			7,414,933
	Guam – 0.0% (0.0% of Total Investments)
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	382,434
	Idaho – 0.1% (0.0% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Tender Option Bond Trust 2016-XG0066, 14.501%, 3/01/47, 144A (IF) (6)	3/22 at 100.00	A-	605,945

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 25.4% (17.6% of Total Investments)
$550	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	3/20 at 100.00	N/R	$544,507
10,670	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	12,960,529
1,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB-	1,687,245
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	12/20 at 100.00	B1	1,028,880
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB-	1,168,050
15,385	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	18,976,628
2,025	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	2,495,975
9,910	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	12,864,667
3,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Capital Improvement, Green 2014 Series 2015A, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA+	3,413,400
7,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (6)	12/21 at 100.00	A3	7,981,875
1,413	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	2/20 at 100.00	N/R	1,412,960
2,408	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	3/20 at 100.00	N/R	1,840,829
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 4.000%, 1/01/43 (AMT) (UB) (6)	1/29 at 100.00	A	5,613,150
30,500	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B, 5.000%, 1/01/48 (UB) (6)	1/29 at 100.00	A	37,522,015
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	Ba1	2,249,220
9,400	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	11,621,032
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/37	1/25 at 100.00	Ba1	1,156,880
130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	147,690
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
7,500	5.000%, 1/01/44 (UB) (6)	1/29 at 100.00	BBB-	8,814,150
8,000	5.500%, 1/01/49 (UB) (6)	1/29 at 100.00	BBB-	9,726,800
1,500	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,712,055
4,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	4,106,160
5,000	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A, 6.375%, 11/01/46, 144A	11/26 at 100.00	N/R	4,635,150

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	$1,026,540
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
25	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	29,799
495	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	590,015
10,655	4.000%, 2/15/41 (UB)	2/27 at 100.00	Aa2	11,797,216
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	1,074,990
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	5,555,400
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
1,685	19.396%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	2,149,437
250	19.409%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	318,960
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	A1	5,482,200
	Illinois State, General Obligation Bonds, November Series 2016:
1,000	5.000%, 11/01/35	11/26 at 100.00	BBB-	1,159,490
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	1,153,650
9,945	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (6)	No Opt. Call	BBB-	11,960,951
630	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	BBB-	664,215
5,445	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	BBB	5,917,463
2,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/36, 144A	3/20 at 100.00	N/R	1,927,760
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
9,000	4.000%, 6/15/50 (WI/DD, Settling 3/17/20)	12/29 at 100.00	BBB	9,915,210
27,450	4.000%, 6/15/50 (UB) (WI/DD, Settling 3/17/20)	12/29 at 100.00	BBB-	30,241,391
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (7)	853,824
870	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	912,543
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018C:
9,875	5.000%, 1/01/36 (UB) (6)	1/29 at 100.00	AA-	12,232,656
17,750	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA-	21,852,203
1,000	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013, 7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	1,224,370
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (4)	2/20 at 100.00	N/R	474,350
243,161	Total Illinois			282,194,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 1.4% (1.0% of Total Investments)
$3,160	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/24	3/20 at 100.00	N/R	$3,231,068
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 15.328%, 4/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA	2,302,710
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 15.792%, 10/15/20, 144A (IF) (6)	No Opt. Call	A2	1,390,088
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	1,101,260
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	2,077,880
500	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	Baa2	510,210
1,290	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106, 15.458%, 12/01/37 (Pre-refunded 12/01/20), 144A (IF) (6)	12/20 at 100.00	AA- (7)	1,460,396
370	Indiana Housing and Community Development Authority, Multifamily Housing Revenue Bonds, Lake Meadows Assisted Living Project, Series 2019A, 5.000%, 1/01/39, 144A	7/26 at 103.00	N/R	383,760
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,110,350
910	St Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	3/20 at 100.00	N/R	919,828
1,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT)	No Opt. Call	N/R	1,424,899
13,855	Total Indiana			15,912,449
	Iowa – 0.7% (0.4% of Total Investments)
1,030	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,074,723
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	2,223,320
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,000	5.375%, 6/01/38	3/20 at 100.00	B-	1,010,840
2,900	5.625%, 6/01/46	3/20 at 100.00	B-	2,931,436
6,930	Total Iowa			7,240,319
	Kansas – 0.6% (0.4% of Total Investments)
5,305	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	6,153,216

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 6.0% (4.1% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
$5,450	5.000%, 6/01/41	6/27 at 100.00	BB+	$6,306,031
3,300	5.000%, 6/01/45	6/27 at 100.00	Baa3	3,774,837
12,665	5.000%, 6/01/45 (UB) (6)	6/27 at 100.00	BB+	14,487,367
500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (7)	508,115
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
11,000	5.000%, 7/01/37 (UB)	7/25 at 100.00	Baa2	12,292,720
9,295	5.000%, 7/01/40 (UB)	7/25 at 100.00	Baa2	10,290,680
16,800	5.000%, 1/01/45 (UB)	7/25 at 100.00	Baa2	18,540,480
59,010	Total Kentucky			66,200,230
	Louisiana – 1.2% (0.8% of Total Investments)
2,130	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	2,321,061
500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	518,960
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bond Trust 2016-XF2336:
750	18.704%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A2 (7)	848,250
750	18.715%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A2 (7)	848,310
1,000	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	1,104,020
1,705	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	12/21 at 100.00	N/R	1,830,062
500	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	527,225
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/33 (5)	No Opt. Call	BBB	2,172,400
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33	12/23 at 100.00	N/R	2,291,607
500	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	520,715
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	20
13,945	Total Louisiana			12,982,630
	Maryland – 0.7% (0.5% of Total Investments)
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	3,065,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	3/20 at 100.00	N/R	$2,780,000
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	3/20 at 100.00	N/R	1,737,500
9,500	Total Maryland			7,583,350
	Massachusetts – 1.4% (0.9% of Total Investments)
5,735	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB) (6)	7/26 at 100.00	A	6,217,027
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB) (6)	3/24 at 100.00	AA	5,701,850
2,985	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB) (6)	4/25 at 100.00	AA	3,384,572
13,720	Total Massachusetts			15,303,449
	Michigan – 1.7% (1.2% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
10	5.500%, 5/01/21 – ACA Insured	3/20 at 100.00	B-	10,030
330	5.500%, 5/01/21	3/20 at 100.00	B-	328,432
88	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	3/20 at 100.00	N/R	87,590
915	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	846,229
1,240	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,017,804
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
2,225	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	2,391,653
4,500	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	4,864,275
1,565	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	3/20 at 100.00	N/R	1,566,346
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	3/20 at 100.00	BBB-	1,002,180
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	3/20 at 100.00	BBB-	1,000,840
805	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	3/20 at 100.00	N/R	805,491
825	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30 (AMT), 144A	12/23 at 100.00	N/R	933,479
100,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	3,629,000
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	3/20 at 100.00	B+	500,510
115,003	Total Michigan			18,983,859

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.7% (0.5% of Total Investments)
$665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.500%, 7/01/35	7/25 at 100.00	N/R	$721,465
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 6.000%, 7/01/45	7/25 at 100.00	B-	888,410
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47	7/26 at 100.00	N/R	514,398
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	2,186,600
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	Ba1	3,112,500
7,170	Total Minnesota			7,423,373
	Mississippi – 0.1% (0.1% of Total Investments)
500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	505,805
602	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	3/20 at 100.00	N/R	603,770
1,102	Total Mississippi			1,109,575
	Missouri – 1.8% (1.2% of Total Investments)
890	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	3/20 at 100.00	A-	892,625
1,280	Joplin Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Joplin Recovery TIF Redevelopment Project, Series 2013B, 5.875%, 4/01/36	4/23 at 100.00	N/R	1,303,693
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	685,307
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	2,072,880
10,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	AA-	11,128,300
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	3/20 at 100.00	N/R	1,100,242
805	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (7)	832,475
1,353	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/20 at 100.00	N/R	1,357,573
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 12/31/26	No Opt. Call	N/R	256,200
18,815	Total Missouri			19,629,295

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 1.3% (0.9% of Total Investments)
$1,000	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48	9/28 at 100.00	N/R	$1,091,190
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	2,071,160
10,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)	7/28 at 100.00	A+	11,135,700
575	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	619,149
13,575	Total Nevada			14,917,199
	New Jersey – 5.1% (3.5% of Total Investments)
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	2,906,350
5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	5,812,700
9,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB+	11,037,290
2,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	2,297,358
1,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	1,246,417
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (7)	1,016,360
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/20 at 100.00	BB+	5,218,460
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB+	24,893,200
2,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,521,926
68,580	Total New Jersey			56,950,061
	New Mexico – 0.5% (0.4% of Total Investments)
320	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	9/20 at 56.67	N/R	147,200
50	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	52,041
230	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	239,386
395	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	406,293
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,284,112

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB- (7)	$984,030
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	1,075,090
1,452	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	5/20 at 103.00	N/R	1,499,292
5,642	Total New Mexico			5,687,444
	New York – 7.3% (5.1% of Total Investments)
4,000	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	4,634,320
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	237,826
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	1,001,640
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB) (6)	11/26 at 100.00	A	11,696,200
14,260	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018K, 4.125%, 11/01/53 (UB) (6)	9/26 at 100.00	Aa2	15,501,333
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (4)	3/20 at 100.00	N/R	1,033,125
5,000	5.875%, 10/01/46 (4)	3/20 at 100.00	N/R	3,443,750
395	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23	3/20 at 100.00	N/R	390,110
7,075	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (6)	8/26 at 100.00	AA	8,601,856
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bond Trust 2016-XG0062, 15.835%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA-	644,335
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,112,910
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,666,942
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	7,150,980
4,985	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (AMT) (UB) (6)	7/24 at 100.00	A2	5,651,943
3,265	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.000%, 4/15/57 (UB) (6)	4/27 at 100.00	AA-	3,907,617
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eight Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	551,862
805	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	3/20 at 100.00	N/R	813,139

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$9,975	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46 (UB) (6)	11/25 at 100.00	BBB-	$11,338,283
73,740	Total New York			81,378,171
	North Carolina – 0.1% (0.1% of Total Investments)
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 15.587%, 1/15/42, 144A (IF)	1/21 at 100.00	AA-	1,078,340
	North Dakota – 0.1% (0.1% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	880,000
	Ohio – 7.3% (5.1% of Total Investments)
30,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	2/20 at 9.28	N/R	1,746,430
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,000	5.875%, 6/01/30	2/20 at 100.00	C	10,049,800
6,875	5.750%, 6/01/34	2/20 at 100.00	C	6,906,556
10,500	5.875%, 6/01/47	2/20 at 100.00	B-	10,545,150
2,005	6.500%, 6/01/47	2/20 at 100.00	B-	2,040,288
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa3	5,684,110
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	1,538,535
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series 2010B, 6.000%, 12/01/30	12/20 at 100.00	AA-	1,306,970
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	A2	11,995,661
2,800	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	2,660,000
3,310	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B3	3,744,669
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	346,750
2,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/20 (4)	No Opt. Call	N/R	2,135,900
4,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (AMT) (Mandatory Put 5/01/20) (4)	No Opt. Call	N/R	4,512,500

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (4)	No Opt. Call	N/R	$2,850,000
3,085	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20 (4)	No Opt. Call	N/R	2,930,750
255	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (4)	No Opt. Call	N/R	242,250
1,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (AMT) (Mandatory Put 5/01/20) (4)	No Opt. Call	N/R	964,250
2,725	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (4)	No Opt. Call	N/R	2,588,750
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	3,217,500
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,010,280
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	2,150,640
108,585	Total Ohio			81,167,739
	Oklahoma – 0.5% (0.3% of Total Investments)
1,745	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	1,908,507
3,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57	8/28 at 100.00	BB+	3,645,180
4,745	Total Oklahoma			5,553,687
	Pennsylvania – 1.3% (0.9% of Total Investments)
1,250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,422,262
2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	2,375,000
2,715	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	2,579,250
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 17.173%, 8/01/38 (Pre-refunded 8/01/20), 144A (IF) (6)	8/20 at 100.00	N/R (7)	201,504
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	4,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$4,250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B3	$4,759,490
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,759,550
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36	7/22 at 100.00	Ba1	555,569
180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	188,593
14,095	Total Pennsylvania			14,845,968
	Puerto Rico – 7.0% (4.8% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
5,260	6.000%, 7/01/38	3/20 at 100.00	C	5,424,375
2,125	6.000%, 7/01/44	3/20 at 100.00	C	2,191,406
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
5,460	5.250%, 7/01/42	7/22 at 100.00	C	5,862,675
1,000	6.000%, 7/01/47	7/22 at 100.00	C	1,091,250
8,625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40 (4)	7/20 at 100.00	D	6,932,344
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
1,835	5.000%, 7/01/42 (4)	7/22 at 100.00	D	1,474,881
185	5.050%, 7/01/42 (4)	7/22 at 100.00	D	148,694
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.500%, 7/01/20 (4)	No Opt. Call	D	1,617,500
1,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/37 (4)	3/20 at 100.00	D	823,844
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
5,690	5.250%, 7/01/22	7/20 at 100.00	D	4,587,562
1,186	5.250%, 7/01/28 (4)	7/20 at 100.00	D	956,212
890	5.250%, 7/01/29 (4)	7/20 at 100.00	D	717,563
658	5.250%, 7/01/31 (4)	7/20 at 100.00	D	530,513
405	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC, 5.000%, 7/01/28 (4)	7/20 at 100.00	D	325,519
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 5.250%, 7/01/25 (4)	7/20 at 100.00	D	2,418,750
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 6.750%, 7/01/36	7/23 at 100.00	D	823,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
360	5.375%, 7/01/22 (4)	3/20 at 100.00	D	290,700
710	5.375%, 7/01/23 (4)	3/20 at 100.00	D	573,325
375	5.250%, 7/01/33 (4)	3/20 at 100.00	D	302,344

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$5,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 6.050%, 7/01/32 (4)	7/20 at 100.00	D	$4,413,750
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
65,000	0.000%, 7/01/46	7/28 at 41.38	N/R	19,072,300
15,000	0.000%, 7/01/51	7/28 at 30.01	N/R	3,190,050
4,000	4.750%, 7/01/53	7/28 at 100.00	N/R	4,435,680
3,185	5.000%, 7/01/58	7/28 at 100.00	N/R	3,589,176
4,385	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	4,835,953
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	1,109,470
139,859	Total Puerto Rico			77,739,586
	Rhode Island – 0.3% (0.2% of Total Investments)
1,000	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,066,890
18,260	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/20 at 14.83	CCC-	2,635,831
19,260	Total Rhode Island			3,702,721
	South Carolina – 2.0% (1.4% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	3/20 at 100.00	N/R	840,000
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	730,170
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	419,748
990	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	1,125,095
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	1,153,250
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (7)	1,353,688
3,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A-	3,544,980
11,615	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.000%, 12/01/49 (UB) (6)	6/24 at 100.00	A-	12,999,392
25,732	Total South Carolina			22,166,323
	Tennessee – 3.3% (2.3% of Total Investments)
3,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa1 (7)	3,067,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
$11,095	5.000%, 7/01/40 (UB)	7/26 at 100.00	A3	$13,164,218
5,240	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A3	6,130,381
5,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A	6/27 at 100.00	N/R	5,575,950
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	7,479,097
930	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	3/20 at 100.00	N/R	929,954
31,289	Total Tennessee			36,347,370
	Texas – 4.0% (2.8% of Total Investments)
500	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%, 9/01/49, 144A	9/29 at 100.00	N/R	507,065
1,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 7.000%, 9/01/40	9/22 at 103.00	N/R	1,049,620
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
250	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (7)	261,435
1,000	6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (7)	1,051,950
4,165	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (UB) (6)	12/25 at 100.00	Aa2	4,966,554
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
390	6.625%, 9/01/31	9/23 at 100.00	N/R	457,134
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,142,790
165	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	169,277
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,592,940
1,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	3/20 at 100.00	B3	1,005,620
125	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019, 4.375%, 9/01/49, 144A	9/29 at 100.00	N/R	128,495
805	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	3/20 at 100.00	N/R	805,201
3,355	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	3,479,202
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
300	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	312,342
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	520,335

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,000	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (4), (8)	1/26 at 102.00	N/R	$1,000,000
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB-	1,003,470
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	1,065,830
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	Baa3	1,041,210
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	5.000%, 7/01/35	7/25 at 100.00	CCC	1,154,987
2,445	5.000%, 7/01/47	7/25 at 100.00	CCC	2,259,840
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust 2016-XG0036, 16.706%, 9/01/41 (Pre-refunded 9/01/21), 144A (IF)	9/21 at 100.00	N/R (7)	2,893,005
440	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 4.000%, 1/01/50 (AMT), 144A (WI/DD, Settling 2/11/20)	1/22 at 103.00	N/R	452,386
205	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	208,147
185	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	187,742
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 7.000%, 12/15/32 (4)	12/21 at 100.00	N/R	1,325,000
165	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 5.750%, 9/15/36	3/24 at 102.00	N/R	167,704
5,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48 (UB) (6)	9/27 at 100.00	AA+	5,535,400
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,023,380
4,500	7.000%, 6/30/40	6/20 at 100.00	Baa3	4,601,880
785	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	3/20 at 100.00	BB-	787,112
2,055	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	2,247,422

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
$30	7.000%, 11/01/30	11/20 at 100.00	BBB+	$31,080
440	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (7)	459,347
43,805	Total Texas			44,894,902
	Utah – 0.4% (0.2% of Total Investments)
1,690	Utah Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.375%, 7/15/40	7/20 at 100.00	BBB-	1,718,240
1,980	Utah Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.125%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (7)	2,156,062
3,670	Total Utah			3,874,302
	Vermont – 0.5% (0.3% of Total Investments)
3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B, 5.000%, 12/01/46 (UB) (6)	6/26 at 100.00	A	3,975,348
1,155	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A, 6.250%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,209,354
4,555	Total Vermont			5,184,702
	Virgin Islands – 0.9% (0.6% of Total Investments)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
1,000	5.000%, 10/01/30	10/24 at 100.00	N/R	1,002,500
5,000	5.000%, 10/01/39	10/24 at 100.00	N/R	4,993,750
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37	3/20 at 100.00	Caa3	1,001,920
2,820	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	2,825,584
9,820	Total Virgin Islands			9,823,754
	Virginia – 0.7% (0.5% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.250%, 3/01/18 (4)	No Opt. Call	N/R	457,200
5,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	5,614,750
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/20 at 100.00	B-	1,009,300
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
80	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	88,282
130	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	141,188
6,972	Total Virginia			7,310,720
	Washington – 2.3% (1.6% of Total Investments)
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45	12/25 at 100.00	N/R	1,071,550

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37 (AMT)	3/20 at 100.00	N/R	$1,001,350
220	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	2/20 at 100.00	N/R	220,394
3,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	3,295,028
545	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	575,373
1,565	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	1,675,113
7,330	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 4.000%, 8/15/42 (UB)	8/27 at 100.00	BBB	7,816,712
8,525	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University Project, Series 2019A, 3.000%, 4/01/49 (UB) (WI/DD, Settling 2/06/20)	10/29 at 100.00	A2	8,719,370
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	1,073,070
24,250	Total Washington			25,447,960
	West Virginia – 0.2% (0.2% of Total Investments)
1,374	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	1,437,616
1,125	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	1,262,531
2,499	Total West Virginia			2,700,147
	Wisconsin – 5.9% (4.1% of Total Investments)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	2,054,700
5,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	5,013,200
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42	3/20 at 100.00	BBB-	1,660,362

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$13	0.000%, 1/01/47, 144A	No Opt. Call	N/R	$439
11	0.000%, 1/01/48, 144A	No Opt. Call	N/R	385
11	0.000%, 1/01/49, 144A	No Opt. Call	N/R	378
10	0.000%, 1/01/50, 144A	No Opt. Call	N/R	358
10	0.000%, 1/01/51, 144A	No Opt. Call	N/R	352
13	0.000%, 1/01/52, 144A	No Opt. Call	N/R	448
13	0.000%, 1/01/53, 144A	No Opt. Call	N/R	442
13	0.000%, 1/01/54, 144A	No Opt. Call	N/R	423
12	0.000%, 1/01/55, 144A	No Opt. Call	N/R	413
12	0.000%, 1/01/56, 144A	No Opt. Call	N/R	404
615	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	595,756
14	0.000%, 1/01/57, 144A	No Opt. Call	N/R	443
13	0.000%, 1/01/58, 144A	No Opt. Call	N/R	429
13	0.000%, 1/01/59, 144A	No Opt. Call	N/R	417
13	0.000%, 1/01/60, 144A	No Opt. Call	N/R	402
12	0.000%, 1/01/61, 144A	No Opt. Call	N/R	392
12	0.000%, 1/01/62, 144A	No Opt. Call	N/R	378
12	0.000%, 1/01/63, 144A	No Opt. Call	N/R	368
12	0.000%, 1/01/64, 144A	No Opt. Call	N/R	360
11	0.000%, 1/01/65, 144A	No Opt. Call	N/R	348
12	0.000%, 1/01/66, 144A	No Opt. Call	N/R	363
148	0.000%, 1/01/67, 144A	No Opt. Call	N/R	4,119

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$24	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$856
24	0.000%, 1/01/47, 144A	No Opt. Call	N/R	827
24	0.000%, 1/01/48, 144A	No Opt. Call	N/R	825
23	0.000%, 1/01/49, 144A	No Opt. Call	N/R	817
23	0.000%, 1/01/50, 144A	No Opt. Call	N/R	788
25	0.000%, 1/01/51, 144A	No Opt. Call	N/R	864
652	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	582,692
25	0.000%, 1/01/52, 144A	No Opt. Call	N/R	840
25	0.000%, 1/01/53, 144A	No Opt. Call	N/R	829
25	0.000%, 1/01/54, 144A	No Opt. Call	N/R	815
24	0.000%, 1/01/55, 144A	No Opt. Call	N/R	800
24	0.000%, 1/01/56, 144A	No Opt. Call	N/R	790
24	0.000%, 1/01/57, 144A	No Opt. Call	N/R	776
23	0.000%, 1/01/58, 144A	No Opt. Call	N/R	761
23	0.000%, 1/01/59, 144A	No Opt. Call	N/R	755
23	0.000%, 1/01/60, 144A	No Opt. Call	N/R	738
23	0.000%, 1/01/61, 144A	No Opt. Call	N/R	718
23	0.000%, 1/01/62, 144A	No Opt. Call	N/R	707
22	0.000%, 1/01/63, 144A	No Opt. Call	N/R	693
22	0.000%, 1/01/64, 144A	No Opt. Call	N/R	688
22	0.000%, 1/01/65, 144A	No Opt. Call	N/R	671
22	0.000%, 1/01/66, 144A	No Opt. Call	N/R	638
281	0.000%, 1/01/67, 144A	No Opt. Call	N/R	7,841
4,700	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	4,893,311
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,038,180
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	952,566
335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	351,800
1,000	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.750%, 8/01/31, 144A	No Opt. Call	N/R	1,225,940
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
2,000	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	2,388,520
14,000	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	16,912,140
400	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	236,596

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$3,500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	$3,699,815
500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	560,755
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
2,415	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	2,539,228
4,585	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	4,623,560
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	1,200,259
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	1,070,940
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,000	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	1,059,320
1,000	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,060,200
3,000	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	3,176,850
91	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	91,293
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46 (UB) (6)	5/26 at 100.00	Aa2	5,539,000
1,970	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	2,310,061
61,467	Total Wisconsin			65,873,142
$1,636,699	Total Municipal Bonds (cost $1,399,478,232)			1,507,014,440

Shares	Description (1)	Value
	COMMON STOCKS – 0.5% (0.4% of Total Investments)
	Airlines – 0.5% (0.4% of Total Investments)
227,514	American Airlines Group Inc. (9)	$6,106,476
	Total Common Stocks (cost $6,316,916)	6,106,476

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.3% (0.2% of Total Investments)
	Industrials – 0.0% (0.0% of Total Investments)
$360	EWM P1 LLC (cash 13.750%, PIK 1.250%) (4), (8)	15.000%	9/01/28	N/R	$4
240	EWM P1 LLC (4), (8)	15.000%	9/01/28	N/R	2
600	Total Industrials				6
	Real Estate – 0.3% (0.2% of Total Investments)
300	Zilkha Biomass Selma LLC	5.000%	8/01/28	N/R	323,652
3,170	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	3,509,466
3,470	Total Real Estate				3,833,118
$4,070	Total Corporate Bonds (cost $4,065,393)				3,833,124
	Total Long-Term Investments (cost $1,409,860,541)				1,516,954,040

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 8.0% (5.5% of Total Investments)
	MUNICIPAL BONDS – 8.0% (5.5% of Total Investments)
	California – 3.2% (2.2% of Total Investments)
$13,000	California State, Variable Rate Demand Obligations, General Obligation Bonds, Series 2004A-3, 0.850%, 5/01/34 (10)	3/20 at 100.00	F1+	$13,000,000
9,905	California State, Variable Rate Demand Obligations, General Obligation Bonds, Variable Demand Obligation Series 2003B-1, 0.500%, 5/01/33 (10)	4/20 at 100.00	AA	9,905,000
4,175	Sacramento Transportation Authority, California, Variable Rate Demand Obligations, Sales Tax Revenue Bonds, Limited Tax Measure A, Variable Rate Demand Obligation Series 2015, 0.550%, 10/01/38 (10)	3/20 at 100.00	AA+	4,175,000
8,500	San Diego County Regional Transportation Commission, California, Variable Rate Demand Obligations, Sales Tax Revenue Bonds, Variable Rate Demand Series 2008C, 0.580%, 4/01/38 (10)	3/20 at 100.00	Aa2	8,500,000
35,580	Total California			35,580,000
	Connecticut – 1.5% (1.0% of Total Investments)
12,055	Connecticut Health and Educational Facilities Authority, Variable Rate Demand Obligations, Revenue Bonds, Greenwich Hospital, Series 2008C, 0.930%, 7/01/26 (10)	3/20 at 100.00	AA-	12,055,000
4,000	Connecticut Health and Educational Facilities Authority, Variable Rate Demand Obligations, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 0.930%, 7/01/48 (10)	3/20 at 100.00	AA-	4,000,000
16,055	Total Connecticut			16,055,000
	Florida – 0.8% (0.6% of Total Investments)
9,060	Miami-Dade County, Florida, Variable Rate Demand Obligations, Special Obligation Bonds, Juvenile Courthouse Project, Series 2003B, 0.900%, 4/01/43 – AMBAC Insured (10)	3/20 at 100.00	Aa1	9,060,000
	Maryland – 0.3% (0.2% of Total Investments)
2,800	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Variable Rate Demand Obligations, General Obligation Bonds, Multi-Modal Bond Anticipation Notes Series 2016A-3, 0.950%, 6/01/23 (10)	3/20 at 100.00	Aaa	2,800,000

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	North Carolina – 0.6% (0.4% of Total Investments)
$2,600	Charlotte, North Carolina, Variable Rate Demand Obligations, Certificates of Participation, Governmental Facilities Projects, Series 2013G, 1.100%, 6/01/33 (10)	3/20 at 100.00	Aa2	$2,600,000
4,000	University of North Carolina Chapel Hill, Variable Rate Demand Obligations, Revenue Bonds, University of North Carolina Hospitals at Chapel Hill, Updates Series 2001A, 1.000%, 2/15/31 (10)	4/20 at 100.00	Aa3	4,000,000
6,600	Total North Carolina			6,600,000
	Pennsylvania – 0.3% (0.2% of Total Investments)
3,800	Philadelphia, Pennsylvania, Variable Rate Demand Obligations, General Obligation Bonds, Refunding Series 2009A, 0.920%, 8/01/31 (10)	3/20 at 100.00	A	3,800,000
	Texas – 0.3% (0.2% of Total Investments)
3,600	Board of Regents, University of Texas System, Variable Rate Demand Obligations, Financing System Revenue Bonds, Series 2008B, 0.900%, 8/01/32 (10)	3/20 at 100.00	AAA	3,600,000
	Utah – 0.2% (0.2% of Total Investments)
2,450	Utah County, Utah, Variable Rate Demand Obligations, Hospital Revenue Bonds, IHC Health Services Inc, Variable Rate Series 2016C, 1.000%, 5/15/51 (10)	3/20 at 100.00	AA+	2,450,000
	Vermont – 0.4% (0.3% of Total Investments)
4,450	Vermont Housing Finance Agency, Variable Rate Demand Obligations, Multiple Purpose Bonds, Series 2019A, 0.960%, 5/01/45 (10)	3/20 at 100.00	Aa2	4,450,000
	Virginia – 0.2% (0.1% of Total Investments)
2,180	Fairfax County Economic Development Authority, Virginia, Variable Rate Demand Obligations, Revenue Bonds, Smithsonian Institution, Series 2003B, 0.900%, 12/01/33 (10)	3/20 at 100.00	AAA	2,180,000
	West Virginia – 0.2% (0.1% of Total Investments)
1,900	West Virginia Hospital Finance Authority, Variable Rate Demand Obligations, Revenue Bonds, West Virginia University Health System Obligated Group, Refunding Variable Rate Series 2018C, 0.920%, 6/01/34 (10)	3/20 at 100.00	AA+	1,900,000
$88,475	Total Short-Term Investments (cost $88,475,000)			88,475,000
	Total Investments (cost $1,498,335,541) – 144.7%			1,605,429,040
	Floating Rate Obligations – (37.0)%			(410,876,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (7.8)% (11)			(86,870,315)
	Other Assets Less Liabilities – 0.1%			1,445,365
	Net Assets Applicable to Common Shares – 100%			$1,109,128,090

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,503,618,659	$3,395,781	$1,507,014,440
Common Stocks	6,106,476	—	—	6,106,476
Corporate Bonds	—	3,833,118	6	3,833,124
Short-Term Investments:
Municipal Bonds	—	88,475,000	—	88,475,000
Total	$6,106,476	$1,595,926,777	$3,395,787	$1,605,429,040

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 5.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.